JPMorgan Large Cap Growth Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Large Cap Growth Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,496
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,198
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	722
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	$ 600